Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (526,819)	$ (130,397)	$ (3,316,192)	$ (1,106,962)	$ (1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management				37,500	240,000
Amortization of debt discount	73,222	26,923	245,250
Change in fair value of derivative liabilities	231,849	5,634	32,340	(4,241)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	35,000	2,000	104,000		40,500
Proceeds from convertible notes	92,000		332,150	28,000	101,241
Proceeds from related parties			37,871	157,828	171,776
Repayment to related parties			(135,976)	(148,552)	(121,196)
Revision of Prior Period, Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(526,819)	(130,397)	(3,316,192)	(757,462)	(1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management			0	37,500	240,000
Stock-based compensation -services			2,280,000	58,250	218,784
Amortization of debt discount	73,222	26,923	245,250	11,026	0
Non-cash leases expenses	0	60,357	60,357	354,928
Change in fair value of derivative liabilities	231,849	(5,634)	(32,340)	4,241	0
Changes in operating assets and liabilities:
Prepaid expenses	2,440	20,845	18,187	(20,436)	0
Other current assets					(1,763)
Other receivable			9,820	0
Accounts payable and accrued liabilities	67,090	62,725	367,340	130,388	209,552
Accrued interest	31,803	5,296	41,350	26,046	30,820
Accrued interest-related parties	6,425	6,876
Operating lease liabilities	0	(62,323)	(62,323)	(364,738)
Change of right-of-use assets and lease liabilities				(9,810)	2,056
Net Cash used in Operating Activities	(113,990)	(15,332)	(361,541)	(491,507)	(556,048)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft					28
Proceeds from issuance of common stock			0	25,000	400,000
Advances for convertible note to be issued	56,000	0
Proceeds from loans payable	35,000	2,000	104,000	369,150	40,500
Proceeds from convertible notes	92,000	0	332,150	28,000	101,241
Proceed from stock subscription		0		60,000
Repayment of loans payable	(36,000)	0			(12,500)
Proceeds from related parties	7,250	15,430	37,871	157,828	171,776
Repayment to related parties	(41,481)	(17,431)	(135,976)	(148,552)	(121,196)
Net Cash provided by Financing Activities	112,769	(1)	338,045	491,426	579,849
Net change in cash	(1,221)	(15,333)	(23,496)	(81)	23,801
Cash, beginning of period	18,374	41,870	41,870	41,951	18,150
Cash, end of period	17,153	26,537	18,374	41,870	41,951
Supplemental cash flow information
Cash paid for interest	0	0	0	166	0
Cash paid for taxes	0	0	0	0	0
Non-cash Investing and Financing transactions:
Common stock issued for settlement of debt					179,144
Common stock issued for compensation -management			0	37,500	240,000
Common stock issued for compensation- services			2,280,000	58,250	$ 218,784
Derivative liabilities recognized as debt discount	$ 80,119	$ 0	$ 319,436	$ 28,000